LEASES - Summary of Leases Not Yet Commenced (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
2022-2023
Disclosure of maturity analysis of operating lease payments [line items]
Leases not yet commenced	$ 1,968	$ 207
2024
Disclosure of maturity analysis of operating lease payments [line items]
Leases not yet commenced	1,968	311
2025
Disclosure of maturity analysis of operating lease payments [line items]
Leases not yet commenced	1,968	311
2026
Disclosure of maturity analysis of operating lease payments [line items]
Leases not yet commenced	1,968	311
2027
Disclosure of maturity analysis of operating lease payments [line items]
Leases not yet commenced	$ 1,968	311
2028
Disclosure of maturity analysis of operating lease payments [line items]
Leases not yet commenced		$ 104